Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 86,036	$ 85,265
Short-term investments	214,915	273,031
Accounts receivable-third parties	40,176	38,410
Accounts receivable-related parties	2,782	3,860
Other receivables, prepayments and deposits	13,434	11,296
Amounts due from related parties	889	8,544
Inventories	12,309	11,789
Total current assets	370,541	432,195
Property, plant and equipment	16,616	14,220
Leasehold land	1,174	1,261
Goodwill	3,186	3,308
Other intangible asset	347	430
Deferred tax assets	580	633
Long-term prepayment	1,356	1,648
Investments in equity investees	138,318	144,237
Total assets	532,118	597,932
Current liabilities
Accounts payable	25,625	24,365
Other payables, accruals and advance receipts	56,327	40,953
Income tax payable	555	979
Deferred revenue	2,540	1,295
Amounts due to related parties	432	7,021
Short-term bank borrowings		29,987
Total current liabilities	85,479	104,600
Deferred tax liabilities	4,836	4,452
Long-term bank borrowings	26,739
Deferred revenue	408	809
Other deferred income	1,542	1,988
Other non-current liabilities	859	1,117
Total liabilities	119,863	112,966
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $1.00 par value; 75,000,000 shares authorized; 66,657,745 and 66,447,037 shares issued at December 31, 2018 and 2017 respectively	66,658	66,447
Additional paid-in capital	505,585	496,960
Accumulated losses	(183,004)	(107,104)
Accumulated other comprehensive (loss)/income	(243)	5,430
Total Company's shareholders' equity	388,996	461,733
Non-controlling interests	23,259	23,233
Total shareholders' equity	412,255	484,966
Total liabilities and shareholders' equity	$ 532,118	$ 597,932